Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Apr. 01, 2012	Apr. 03, 2011	Oct. 02, 2011	Oct. 03, 2010
Cash flows from operating activities:
Net income (loss)	$ (118)	$ 33	$ 591	$ (9,612)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	125	34	66	1,104
(Increase) decrease of intangible assets	(50)	0
(Gain) loss on impairment of intangible assets			0	8,038
Provision for allowance for inventory valuation			328	(129)
Noncash interest expense (income)	(1)	19	28	20
Stock option compensation expense	69	50	87	97
(Increase) decrease in accounts receivable	406	371	(17)	(573)
(Increase) decrease in federal income tax receivable	0	(376)
(Increase) decrease in inventory (net of progress billed)	(58)	(23)	1,474	2,253
(Increase) decrease in prepaid expenses	(30)	177
(Increase) decrease in other current assets			216	86
(Increase) decrease in deferred tax asset (net of valuation allowance)	118	396	(211)	(282)
Increase (decrease) in accounts payable and accrued expenses	221	319	(91)	(1,830)
Increase (decrease) in customer advance deposits	1,647	0
Increase (decrease) in accrued warranty costs			0	(57)
Increase (decrease) in accrued estimated loss on contracts	0	(625)	(1,357)	9
Total adjustments	2,447	342	523	8,736
Net cash (used)/provided by operating activities	2,329	375	1,114	(876)
Cash flows from investing activities:
Purchases of property and equipment	(35)	(22)	(31)	(116)
Net cash (used in) provided by investing activities	(35)	(22)	(31)	(116)
Cash flows from financing activities:
Proceeds (to) from credit facility (net)	(507)	(671)	(599)	1,107
Proceeds from issuance of common stock	50	0
Proceeds from loans payable			0	250
Repayments on loans payable			0	(250)
Net cash (used In) provided by financing activities	(457)	(671)	(599)	1,107
Net increase (decrease) in cash and cash equivalents	1,837	(318)	484	115
Cash and cash equivalents at beginning of period	1,514	1,030	1,030	915
Cash and cash equivalents at end of period	$ 3,351	$ 712	$ 1,514	$ 1,030